Share-Based Payments - Schedule of Trading Price on the Date of Issue with the Overall Cost Spread Over the Vesting Period (Details)	6 Months Ended
Dec. 31, 2025 $ / shares
Executives [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of Shares	1,831,667
Grant date	Nov. 01, 2025
Fair value at grant date $ per right	$ 12.94
Vesting Date	Nov. 01, 2026
Executives One [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of Shares	1,831,667
Grant date	Nov. 01, 2025
Fair value at grant date $ per right	$ 12.94
Vesting Date	Nov. 01, 2027
Executives Two [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of Shares	1,831,667
Grant date	Nov. 01, 2025
Fair value at grant date $ per right	$ 12.94
Vesting Date	Nov. 01, 2028
Advisors [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of Shares	315,000
Grant date	Nov. 01, 2025
Fair value at grant date $ per right	$ 12.94
Vesting Date	Nov. 01, 2026
Non-Executive Directors [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of Shares	420,000
Grant date	Nov. 01, 2025
Fair value at grant date $ per right	$ 12.94
Vesting Date	Nov. 01, 2026
Executives, Advisors and Non-Executive Directors [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of Shares	2,490,000
Grant date	Nov. 01, 2025
Fair value at grant date $ per right	$ 8.12
Vesting Date	Oct. 31, 2026
Executives, Advisors and Non-Executive Directors Two [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of Shares	2,490,000
Grant date	Nov. 01, 2025
Fair value at grant date $ per right	$ 8.57
Vesting Date	Oct. 31, 2027
Executives, Advisors and Non-Executive Directors Three [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of Shares	2,490,000
Grant date	Nov. 01, 2025
Fair value at grant date $ per right	$ 8.8
Vesting Date	Oct. 31, 2028
2744724 Alberta Inc [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of Shares	100,000
Grant date	Oct. 08, 2025
Fair value at grant date $ per right	$ 11.79
Vesting Date	Jun. 30, 2026